Other non-current assets	12 Months Ended
Dec. 31, 2016
Other non-current assets [Abstract]
Other non-current assets
11. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers - HNA	324,680	—	—
Other long-term assets	24,534	46,468	6,693
Balance at the end of year	349,214	46,468	6,693

The Group prepaid US$100 million for air tickets and hotels resources to HNA Tourism Holdings Group Co., Ltd. (“HNA”) during the year ended December 31, 2015. As of December 31, 2015, the prepayments to suppliers were disclosed as prepayments and other current assets US$50 million and other non-current assets US$50 million according to the service period. The prepayment was reclassified as amounts due from related parties since January 2016, when the transaction of HNA’s investment in the Company was completed.